INTEREST BEARING LOANS AND BORROWINGS - Short-term bank, other loans and short-term bonds (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Short-term bonds	¥ 2,411,256	¥ 9,331,488
Short-term bank and other loans
Disclosure of detailed information about borrowings [line items]
Short-term bonds	¥ 2,411,256	¥ 9,331,488
Short-term bank and other loans | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.46%	4.29%
2019 Ningxia short-term 3.97% bonds
Disclosure of detailed information about borrowings [line items]
Face value		¥ 300,000
Interest rate (as a percent)		3.97%
Short-term bonds		¥ 300,000
2019 short-term 2.45% bonds
Disclosure of detailed information about borrowings [line items]
Face value		¥ 1,000,000
Interest rate (as a percent)		2.45%
Short-term bonds		¥ 1,008,161
2019 short-term 2.63% bonds
Disclosure of detailed information about borrowings [line items]
Face value		¥ 2,000,000
Interest rate (as a percent)		2.63%
Short-term bonds		¥ 2,013,127
2019 short-term 2.00% bonds
Disclosure of detailed information about borrowings [line items]
Face value		¥ 3,000,000
Interest rate (as a percent)		2.00%
Short-term bonds		¥ 3,008,384
2019 short-term 2.30% bonds
Disclosure of detailed information about borrowings [line items]
Face value		¥ 3,000,000
Interest rate (as a percent)		2.30%
Short-term bonds		¥ 3,001,816
Short-term 1.40% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 500,000
Interest rate (as a percent)	1.40%
Short-term bonds	¥ 501,781
Short-term 2.30% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 1,000,000
Interest rate (as a percent)	2.30%
Short-term bonds	¥ 1,002,925
Short-term 1.20% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 500,000
Interest rate (as a percent)	1.20%
Short-term bonds	¥ 500,553
Short-term 2.46% bonds
Disclosure of detailed information about borrowings [line items]
Face value	¥ 400,000
Interest rate (as a percent)	2.46%
Short-term bonds	¥ 405,997